Fair Value Measurements and Disclosures - Financial assets measured at fair value on a recurring basis (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Fair Value Measurements and Disclosures
Securities available-for-sale	$ 58,856	$ 50,428
Mortgage loans held-for-investment	10,546	11,422
U.S. asset backed securities
Fair Value Measurements and Disclosures
Securities available-for-sale	11,866
U.S. government agency mortgage-backed securities
Fair Value Measurements and Disclosures
Securities available-for-sale	5,497	23,866
U.S. government agency collateralized mortgage obligations
Fair Value Measurements and Disclosures
Securities available-for-sale	35,223	14,664
State and municipal securities
Fair Value Measurements and Disclosures
Securities available-for-sale	6,270	10,919
Investments in mutual funds
Fair Value Measurements and Disclosures
Securities available-for-sale	1,000	979
Level 3 | Interest rate lock commitments
Fair Value Measurements and Disclosures
Derivative assets, Fair value	504
Recurring
Fair Value Measurements and Disclosures
Mortgage loans held-for-sale	33,704	37,695
Mortgage loans held-for-investment	10,546	11,422
Mortgage servicing rights	446	213
SBA loan servicing rights	337
Total	105,784	100,209
Recurring | U.S. asset backed securities
Fair Value Measurements and Disclosures
Securities available-for-sale	11,866
Recurring | U.S. government agency mortgage-backed securities
Fair Value Measurements and Disclosures
Securities available-for-sale	5,497	23,866
Recurring | U.S. government agency collateralized mortgage obligations
Fair Value Measurements and Disclosures
Securities available-for-sale	35,223	14,664
Recurring | State and municipal securities
Fair Value Measurements and Disclosures
Securities available-for-sale	6,270	10,919
Recurring | Investments in mutual funds
Fair Value Measurements and Disclosures
Securities available-for-sale	1,009	979
Recurring | Interest rate lock commitments
Fair Value Measurements and Disclosures
Derivative assets, Fair value	504	310
Recurring | Customer derivatives - Interest rate swaps
Fair Value Measurements and Disclosures
Derivative assets, Fair value	382	141
Recurring | Level 2
Fair Value Measurements and Disclosures
Mortgage loans held-for-sale	33,704	37,695
Mortgage loans held-for-investment	10,546	11,422
Total	104,497	99,686
Recurring | Level 2 | U.S. asset backed securities
Fair Value Measurements and Disclosures
Securities available-for-sale	11,866
Recurring | Level 2 | U.S. government agency mortgage-backed securities
Fair Value Measurements and Disclosures
Securities available-for-sale	5,497	23,866
Recurring | Level 2 | U.S. government agency collateralized mortgage obligations
Fair Value Measurements and Disclosures
Securities available-for-sale	35,223	14,664
Recurring | Level 2 | State and municipal securities
Fair Value Measurements and Disclosures
Securities available-for-sale	6,270	10,919
Recurring | Level 2 | Investments in mutual funds
Fair Value Measurements and Disclosures
Securities available-for-sale	1,009	979
Recurring | Level 2 | Customer derivatives - Interest rate swaps
Fair Value Measurements and Disclosures
Derivative assets, Fair value	382	141
Recurring | Level 3
Fair Value Measurements and Disclosures
Mortgage servicing rights	446	213
SBA loan servicing rights	337
Total	1,287	523
Recurring | Level 3 | Interest rate lock commitments
Fair Value Measurements and Disclosures
Derivative assets, Fair value	$ 504	$ 310